Segments and Geographic Information - Summary Of Revenue And Operating Income (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 791,021	$ 879,396	$ 3,155,671	$ 3,785,063	$ 3,707,628
Depreciation and amortization	59,613	60,209	238,598	232,573	225,233
Operating income (loss)	37,588	31,438	67,006	213,674	(1,089,914)
Sales [Member]
Segment Reporting Information [Line Items]
Revenues	534,324	507,798	2,060,593	1,954,705	1,857,004
Depreciation and amortization	42,564	43,107	171,569	161,563	157,098
Operating income (loss)	35,148	24,194	63,305	127,961	(1,072,702)
Marketing [Member]
Segment Reporting Information [Line Items]
Revenues	256,697	371,598	1,095,078	1,830,358	1,850,624
Depreciation and amortization	17,049	17,102	67,029	71,010	68,135
Operating income (loss)	$ 2,440	$ 7,244	$ 3,701	$ 85,713	$ (17,212)